                            M.S.D. & T. FUNDS, INC.

                             INSTITUTIONAL SHARES

                                    OF THE

                              VALUE EQUITY FUND
                          INTERNATIONAL EQUITY FUND
                        INTERMEDIATE FIXED INCOME FUND
                         MARYLAND TAX-EXEMPT BOND FUND

                       SUPPLEMENT DATED JANUARY 1, 1997
                    TO PROSPECTUS DATED SEPTEMBER 30, 1996

  The following replaces the second and third sentences of the fourth paragraph under the heading "MANAGEMENT OF THE COMPANY--Investment Adviser and Sub-Adviser" on page 25 of the Prospectus:

  The Value Equity Fund is managed by Manind V. Govil, CFA, with the guidance of Brian B. Topping. Mr. Topping, Vice Chairman of Mercantile, has participated in the management of the Fund since December, 1995 and has managed endowment, employee benefit and foundation portfolios at Mercantile since 1976. Mr. Govil, Assistant Vice President of Mercantile, assisted in the management of the Fund since 1994, and has managed endowment, employee benefit and foundation portfolios at Mercantile since 1994. Following the completion of his MBA from the University of Cincinnati in 1992, he was an analyst with Complete Business Solutions, Inc., a computer consulting firm, before joining Mercantile in 1993.

                            M.S.D. & T. FUNDS, INC.

                             AFBA Five Star Shares

                                    of the

                               Value Equity Fund
                        Intermediate Fixed Income Fund

                       Supplement dated January 1, 1997
                    to Prospectus dated September 30, 1996



        The following replaces the fourth paragraph under the heading "FUND MANAGEMENT -- Investment Adviser" on page 23 of the Prospectus:

        The Value Equity Fund is managed by Manind V. Govil, CFA, with the guidance of Brian B. Topping. Mr. Topping, Vice Chairman of Mercantile, has participated in the management of the Fund since December, 1995 and has managed endowment, employee benefit and foundation portfolios at Mercantile since 1976. Mr. Govil, Assistant Vice President of Mercantile, assisted in the management of the Fund since 1994, and has managed endowment, employee benefit and foundation portfolios at Mercantile since 1994. Following the completion of his MBA from the University of Cincinnati in 1992, he was an analyst with Complete Business Solutions, Inc., a computer consulting firm, before joining Mercantile in 1993.